SEMI ANNUAL

                                  June 30, 2001

Report

MUTUAL BEACON FUND


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
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
SHAREHOLDER LETTER


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Your Fund's Goal: Mutual Beacon Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds and convertible securities. The Fund may also invest in foreign securities.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you this semiannual report for the period ended June 30, 2001. During the six months under review, the U.S. economy showed signs of weakness across most industrial sectors. The Federal Reserve Board cut short-term interest rates aggressively, and the federal government approved a tax-cut package to stimulate the economy. Domestic equity markets experienced volatility and generally fell during the period, which had a negative psychological and wealth impact on investors, especially those invested in technology and telecommunications stocks. Outside the U.S., economies and equity markets provided mixed


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.


CONTENTS

Shareholder Letter .........................................................   1
Performance Summary ........................................................  10
Financial Highlights & Statement of Investments ............................  12
Financial Statements .......................................................  27
Notes to Financial Statements ..............................................  31

FUND CATEGORY
[PYRAMID GRAPHIC]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/01


      [GEOGRAPHIC DISTRIBUTION BAR CHART]


U.S.                                                                       54.4%
U.K.                                                                        8.0%
France                                                                      3.4%
Canada                                                                      2.1%
Japan                                                                       1.4%
Netherlands                                                                 1.4%
Switzerland                                                                 1.3%
Irish Republic                                                              1.1%
Other Countries                                                             2.5%
Fixed Income Securities                                                     9.8%
Government Agencies & Other Net Assets                                     12.9%

results, with more pockets of weakness than strength, and the euro's decline helped sustain European export sales during early 2001.

Within this environment, Mutual Beacon Fund - Class Z produced an 11.54% six-month cumulative total return for the period ended June 30, 2001, as shown in the Performance Summary beginning on page 10. This compared favorably with the Standard & Poor's 500(R) (S&P 500(R)) Composite Index's -6.70% return and the Lipper Multi-Cap Value Funds Average, which advanced just 1.34% during the same period.1 We attribute this outperformance largely to our disciplined value and special situations approach. Our bankruptcy and recently reorganized investments, totaling 7.5% of the portfolio's total net assets at period-end, contributed significantly to the Fund's performance. Finova, a commercial finance company, and Vencor/Kindred, a nursing home and hospital company, were two of the best performers of our distressed debt holdings during the six months under review.


1. Source: Standard & Poor's Micropal; Lipper Inc. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Lipper Multi-Cap Value Funds Average consists of 549 mutual funds (including Mutual Beacon Fund) as of June 30, 2001. Lipper calculations do not include sales charges. Past expense reductions by the Fund's manager increased the Fund's total return. If these factors had been considered, the Fund's performance relative to the Lipper average may have differed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The Fund also benefited from merger activity, as several large holdings, such as CIT, became takeover targets during the reporting period. Often during slowing economic times, companies attempt to supplement weak organic growth with acquisitions, and such a situation clearly plays into our investing style. CIT, for example, was one of our largest positions before a purchase offer from Tyco because we believed the company to be undervalued and one of the few remaining independent finance firms in a consolidating industry. Another acquisition target in the Fund's portfolio that significantly contributed to Fund performance during the period was Dutch candy company Van Melle, which we sold after it was purchased by Perfetti.

We continued to benefit from our contrarian investment approach of purchasing out-of-favor stocks when they are trading at relatively large discounts to intrinsic values. Two such examples are auto parts manufacturer Delphi and retailer Federated Department Stores, both of which we originally purchased several years ago and then added to based on compelling valuations. In early 2001, these stocks appreciated


TOP 10 INDUSTRIES
Based on Equity Securities
6/30/01

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Media                                                                      13.1%
Diversified Financials                                                      8.0%
Diversified Telecommunication Services                                      7.9%
Insurance                                                                   4.8%
Multiline Retail                                                            3.8%
Real Estate                                                                 3.2%
Tobacco                                                                     3.0%
Paper & Forest Products                                                     2.8%
Banks                                                                       2.7%
Road & Rail                                                                 2.2%

TOP 10 HOLDINGS
6/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Telephone & Data Systems Inc.                                               2.8%
Diversified Telecommunication
Services, U.S.

Federated Department Stores Inc.                                            2.5%
Multiline Retail, U.S.

Finova Capital Corp.
(Fixed Income)                                                              2.4%
Diversified Financials, U.S.

Canary Wharf Group PLC                                                      2.3%
Real Estate, U.K.

White Mountains Insurance Group, Inc., Ord. & Pfd.                          1.9%
Insurance, U.S.

Berkshire Hathaway Inc., A & B                                              1.9%
Diversified Financials, U.S.

Lagardere SCA                                                               1.8%
Media, France

AT&T Corp. - Liberty Media Group, A                                         1.6%
Media, U.S.

AT&T Corp.                                                                  1.6%
Diversified Telecommunication Services, U.S.

Washington Post Co., B                                                      1.6%
Media, U.S.


significantly as investors began to look past economic weakness toward economic recovery. Often, we uncover our most favorable undervalued opportunities by searching off the beaten path for complex restructuring situations. One of our best performers during the period, Cendant, is an example. The company is a leading franchiser operating primarily in two segments, travel and real estate. During the past few years, it has been under a cloud stemming from a massive accounting fraud that surfaced after its 1997 acquisition of CUC. Through our due diligence, however, we came to view the company as significantly undervalued with solid businesses, strong cash flow even in a recessionary environment, and a management team determined to restore the company to its former prominence. Since establishing our position in late 2000, the firm has successfully begun to execute its new strategy, and the stock more than doubled in value through the first half of 2001. Coincidentally, another one of our investment winners thus far in 2001 is Cendant's latest travel-related acquisition target, Galileo International.

As in all years, not all the Fund's stocks proved to be success stories. During the six-month review period, the share price of Railtrack Group, Britain's largest railway infrastructure operator, fell sharply after a series of train accidents called into question the company's safety record and its ability to finance the huge capital spending necessary to maintain and enhance its physical plant. Another disappointment was the position we took in the potential Honeywell/General Electric merger, as the European Union
(EU) Competition Commission rejected the deal. The impact on future merger activity resulting from this EU rejection has yet to be realized; however, we believe arbitrage spreads may temporarily widen on future deals requiring EU review and approval, which could create further opportunities for the Fund.

During the reporting period, we added to existing and initiated new positions in the beaten up telecommunications sector, buying shares in AT&T, AT&T Wireless and Sprint. We also increased our exposure to the unpopular media sector with purchases of Lagardere and Hughes Electronics. On the bankruptcy side, we added to our successful holdings in Finova and established or added to positions in the distressed debt of two California energy/utility companies, Edison International and Pacific Gas & Electric. In our opinion, the utility subsidiaries will be able to satisfy their debt obligations, and we believe the nonregulated divisions of these companies have substantial value.

We pared our holdings in stocks whose prices had appreciated significantly since their original purchase date. Such sales included May Department Stores and food and drug retailer Albertson's. We also sold positions in companies we believed were subject to deteriorating business conditions or whose managements did not act in shareholders' best interests, in our opinion.

Looking forward, we will continue to search for undervalued investments as we seek to provide our shareholders with excellent long-term, low-risk returns. With our disciplined due diligence and our three-pronged approach to value combining undervalued stocks, bankruptcies and deals, we believe Mutual Beacon Fund is well-positioned to capitalize on the current, volatile marketplace.

Effective August 1, 2001, David Winters and Matthew Haynes assumed primary co-manager responsibility for investments in your Fund. David Winters will become President and Chief Investment Officer of the Fund's adviser and Peter Langerman will become Chairman of the Funds' Board in October after Michael Price steps down from that position. Although Michael has not been directly involved with the management of our fund portfolios over the last several years, he has been a guiding force in developing the way we invest here at Mutual Series. Matthew Haynes' biography follows this report.

We appreciate your participation in Mutual Beacon Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,

/s/ Lawrence Sondike

Lawrence Sondike
Portfolio Manager

/s/ David J. Winters

David J. Winters
President, Chief Investment Officer &
Portfolio Manager

Mutual Beacon Fund

August 10, 2001

The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments involve higher credit risks. These and other risks are discussed in the prospectus.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

[PHOTO OF MATTHEW HAYNES] MATTHEW HAYNES is a co-portfolio manager of Mutual Beacon and Mutual European Funds. Prior to joining Mutual Series in 2001, Mr. Haynes was co-manager of two global equity mutual funds at Morgan Stanley Dean Witter Advisors in New York. Mr. Haynes received a Bachelor of Arts in finance from William Paterson College of New Jersey. He is a Chartered Financial Analyst
(CFA) and a member of the Association for Investment Management and Research, the New York Society of Security Analysts and the International Society of Financial Analysts.

PERFORMANCE SUMMARY AS OF 6/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS Z                               CHANGE           6/30/01      12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                 +$1.23           $14.61        $13.38
DISTRIBUTIONS (1/1/01 - 6/30/01)
Dividend Income                       $0.0330
Short-Term Capital Gain               $0.1175
Long-Term Capital Gain                $0.1598
                                      -------
      Total                           $0.3103

CLASS A                               CHANGE           6/30/01      12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                 +$1.20           $14.54        $13.34
DISTRIBUTIONS (1/1/01 - 6/30/01)
Dividend Income                       $0.0295
Short-Term Capital Gain               $0.1175
Long-Term Capital Gain                $0.1598
                                      -------
      Total                           $0.3068

CLASS B                               CHANGE           6/30/01      12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                 +$1.15           $14.33        $13.18
DISTRIBUTIONS (1/1/01 - 6/30/01)
Dividend Income                       $0.0267
Short-Term Capital Gain               $0.1175
Long-Term Capital Gain                $0.1598
                                      -------
      Total                           $0.3040

CLASS C                               CHANGE           6/30/01      12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                 +$1.15           $14.43        $13.28
DISTRIBUTIONS (1/1/01 - 6/30/01)
Dividend Income                       $0.0219
Short-Term Capital Gain               $0.1175
Long-Term Capital Gain                $0.1598
                                      -------
      Total                           $0.2992


CLASS Z: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

PERFORMANCE
CLASS Z                            6-MONTH       1-YEAR       5-YEAR          10-YEAR
---------------------------------------------------------------------------------------
Cumulative Total Return(1)           11.54%        23.67%      106.00%         376.23%
Average Annual Total Return(2)       11.54%        23.67%       15.55%          16.89%
Value of $10,000 Investment(3)     $11,154       $12,367      $20,600         $47,623

                                                                              INCEPTION
CLASS A                            6-MONTH       1-YEAR       3-YEAR          (11/1/96)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)           11.32%        23.23%       36.77%          96.52%
Average Annual Total Return(2)        4.95%        16.16%        8.82%          14.13%
Value of $10,000 Investment(3)     $10,495       $11,616      $12,888         $18,521

                                                                              INCEPTION
CLASS B                                          6-MONTH      1-YEAR          (1/1/99)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                         10.98%       22.36%          44.87%
Average Annual Total Return(2)                      6.98%       18.36%          15.10%
Value of $10,000 Investment(3)                   $10,698      $11,836         $14,187

                                                                              INCEPTION
CLASS C                             6-MONTH       1-YEAR       3-YEAR         (11/1/96)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)            10.94%       22.44%       34.18%          90.76%
Average Annual Total Return(2)         8.87%       20.26%        9.92%          14.61%
Value of $10,000 Investment(3)      $10,887      $12,026      $13,280         $18,886

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

MUTUAL BEACON FUND
Financial Highlights

                                                                               CLASS Z
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2001   --------------------------------------------------------------
                                             (UNAUDITED)       2000         1999         1998         1997        1996+
                                            ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the
  period)
Net asset value, beginning of period......       $13.38         $13.84       $13.12       $14.12       $12.98       $11.98
                                            ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income....................          .11            .22          .22          .33          .31          .40
 Net realized and unrealized gains
   (losses)...............................         1.43           1.62         1.95         (.01)        2.63         2.08
                                            ------------------------------------------------------------------------------
Total from investment operations..........         1.54           1.84         2.17          .32         2.94         2.48
                                            ------------------------------------------------------------------------------
Less distributions from:
 Net investment income....................         (.03)          (.44)        (.27)        (.45)        (.54)        (.35)
 Net realized gains.......................         (.28)         (1.86)       (1.18)        (.87)       (1.26)       (1.13)
                                            ------------------------------------------------------------------------------
Total distributions.......................         (.31)         (2.30)       (1.45)       (1.32)       (1.80)       (1.48)
                                            ------------------------------------------------------------------------------
Net asset value, end of period............       $14.61         $13.38       $13.84       $13.12       $14.12       $12.98
                                            ==============================================================================
Total Return*.............................       11.54%         14.33%       16.79%        2.37%       23.03%       21.19%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........   $3,352,282     $3,041,905   $3,217,509   $4,030,517   $5,678,822   $4,920,388
Ratios to average net assets:
 Expenses(a)..............................         .80%**         .81%         .79%         .78%         .79%         .73%
 Expenses, excluding waiver and payments
   by affiliate(a)........................         .80%**         .83%         .83%         .81%         .82%         .75%
 Net investment income....................        1.55%**        1.55%        1.52%        2.28%        1.92%        3.21%
Portfolio turnover rate...................       28.14%         62.11%       67.61%       65.27%       54.72%       66.87%
(a)Excluding dividend expense on
   securities sold short, the ratios of
   expenses and expenses, excluding waiver
   and payments by affiliate to average
   net assets, would have been:
 Expenses.................................         .79%**         .78%         .78%         .76%         .74%         .73%
 Expenses, excluding waiver and payments
   by affiliate...........................         .79%**         .80%         .82%         .79%         .77%         .75%

*Total return is not annualized.
**Annualized.
+Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.
++Based on average weighted shares outstanding effective year ended December 31, 1999.
 12

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                   CLASS A
                                                   ------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                        YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2001    -------------------------------------------------------
                                                    (UNAUDITED)       2000        1999        1998        1997       1996+
                                                   ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period...........        $13.34         $13.81      $13.09      $14.09      $12.98     $13.21
                                                   ------------------------------------------------------------------------
Income from investment operations:
 Net investment income.........................           .09            .17         .17         .27         .23        .16
 Net realized and unrealized gains.............          1.42           1.61        1.95          --        2.65        .69
                                                   ------------------------------------------------------------------------
Total from investment operations...............          1.51           1.78        2.12         .27        2.88        .85
                                                   ------------------------------------------------------------------------
Less distributions from:
 Net investment income.........................          (.03)          (.39)       (.21)       (.40)       (.51)      (.33)
 Net realized gains............................          (.28)         (1.86)      (1.19)       (.87)      (1.26)      (.75)
                                                   ------------------------------------------------------------------------
Total distributions............................          (.31)         (2.25)      (1.40)      (1.27)      (1.77)     (1.08)
                                                   ------------------------------------------------------------------------
Net asset value, end of period.................        $14.54         $13.34      $13.81      $13.09      $14.09     $12.98
                                                   ========================================================================
Total Return*..................................        11.32%         13.89%      16.40%       2.02%      22.52%      6.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............      $947,286       $757,323    $760,769    $947,444    $753,519    $52,070
Ratios to average net assets:
 Expenses(a)...................................         1.15%**        1.16%       1.14%       1.13%       1.14%      1.03%**
 Expenses, excluding waiver and payments by
   affiliate(a)................................         1.15%**        1.18%       1.18%       1.16%       1.17%      1.13%**
 Net investment income.........................         1.20%**        1.20%       1.18%       1.89%       1.58%      1.33%**
Portfolio turnover rate........................        28.14%         62.11%      67.61%      65.27%      54.72%     66.87%
(a)Excluding dividend expense on securities
   sold short, the ratios of expenses and
   expenses, excluding waiver and payments by
   affiliate to average net assets, would have
   been:
 Expenses......................................         1.14%**        1.13%       1.13%       1.11%       1.09%      1.03%**
 Expenses, excluding waiver and payments by
   affiliate...................................         1.14%**        1.15%       1.17%       1.14%       1.12%      1.13%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.
++Based on average weighted shares outstanding effective year ended December 31, 1997.

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                   CLASS B
                                                                  -----------------------------------------
                                                                     SIX MONTHS             YEAR ENDED
                                                                       ENDED               DECEMBER 31,
                                                                   JUNE 30, 2001        -------------------
                                                                    (UNAUDITED)          2000        1999+
                                                                   ----------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $13.18            $13.69      $13.09
                                                                  -----------------------------------------
Income from investment operations:
 Net investment income......................................              .04                --         .05
 Net realized and unrealized gains..........................             1.41              1.67        1.93
                                                                  -----------------------------------------
Total from investment operations............................             1.45              1.67        1.98
                                                                  -----------------------------------------
Less distributions from:
 Net investment income......................................             (.02)             (.32)       (.19)
 Net realized gains.........................................             (.28)            (1.86)      (1.19)
                                                                  -----------------------------------------
Total distributions.........................................             (.30)            (2.18)      (1.38)
                                                                  -----------------------------------------
Net asset value, end of period..............................           $14.33            $13.18      $13.69
                                                                  =========================================
Total Return*...............................................           10.98%            13.19%      15.33%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................          $41,251           $18,376      $8,956
Ratios to average net assets:
 Expenses(a)................................................            1.80%**           1.81%       1.79%
 Expenses, excluding waiver and payments by affiliate(a)....            1.80%**           1.83%       1.84%
 Net investment income......................................             .51%**            .58%        .37%
Portfolio turnover rate.....................................           28.14%            62.11%      67.61%
(a)Excluding dividend expense on securities sold short, the
   ratios of expenses and expenses, excluding waiver and
   payments by affiliates to average net assets, would have
   been:
 Expenses...................................................            1.79%**           1.78%       1.78%
 Expenses, excluding waiver and payments by affiliate.......            1.79%**           1.80%       1.83%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.
 14

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                   CLASS C
                                                   ------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                        YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2001    -------------------------------------------------------
                                                    (UNAUDITED)       2000        1999        1998        1997       1996+
                                                   ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period...........        $13.28         $13.75      $13.04      $14.04      $12.98     $13.21
                                                   ------------------------------------------------------------------------
Income from investment operations:
 Net investment income.........................           .04            .08         .07         .18         .14        .13
 Net realized and unrealized gains.............          1.41           1.61        1.94         .01        2.63        .71
                                                   ------------------------------------------------------------------------
Total from investment operations...............          1.45           1.69        2.01         .19        2.77        .84
                                                   ------------------------------------------------------------------------
Less distributions from:
 Net investment income.........................          (.02)          (.30)       (.12)       (.32)       (.45)      (.32)
 Net realized gains............................          (.28)         (1.86)      (1.18)       (.87)      (1.26)      (.75)
                                                   ------------------------------------------------------------------------
Total distributions............................          (.30)         (2.16)      (1.30)      (1.19)      (1.71)     (1.07)
                                                   ------------------------------------------------------------------------
Net asset value, end of period.................        $14.43         $13.28      $13.75      $13.04      $14.04     $12.98
                                                   ========================================================================
Total Return*..................................        10.94%         13.21%      15.65%       1.40%      21.65%      6.45%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............      $484,008       $419,481    $459,807    $500,404    $362,425    $16,263
Ratios to average net assets:
 Expenses(a)...................................         1.80%**        1.80%       1.78%       1.78%       1.79%      1.75%**
 Expenses, excluding waiver and payments by
   affiliate(a)................................         1.80%**        1.82%       1.83%       1.81%       1.82%      1.85%**
 Net investment income.........................          .55%**         .56%        .52%       1.24%        .92%       .84%**
Portfolio turnover rate........................        28.14%         62.11%      67.61%      65.27%      54.72%     66.87%
(a)Excluding dividend expense on securities
   sold short, the ratios of expenses and
   expenses, excluding waiver and payments by
   affiliates to average net assets, would have
   been:
 Expenses......................................         1.79%**        1.77%       1.77%       1.76%       1.74%      1.75%**
 Expenses, excluding waiver and payments by
   affiliate...................................         1.79%**        1.79%       1.82%       1.79%       1.77%      1.85%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997.
++Based on average weighted shares outstanding effective year ended December 31, 1997.
                       See Notes to Financial Statements.

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED)

                                                                                     SHARES/
                                                                   COUNTRY           WARRANTS                  VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 76.7%
AEROSPACE & DEFENSE 1.8%
European Aeronautic Defense & Space Co. ....................     Netherlands             515,818           $    9,497,440
Goodrich Corp. .............................................    United States            714,531               27,137,887
Honeywell International Inc. ...............................    United States            941,905               32,957,256
Zodiac SA...................................................        France                60,060               14,581,940
                                                                                                           --------------
                                                                                                               84,174,523
                                                                                                           --------------
AUTO COMPONENTS 1.8%
Borg Warner Inc. ...........................................    United States            253,305               12,568,994
Delphi Automotive Systems Corp. ............................    United States          3,540,891               56,406,394
*Lear Corp. ................................................    United States            570,450               19,908,705
                                                                                                           --------------
                                                                                                               88,884,093
                                                                                                           --------------
BANKS 2.8%
Allied Irish Banks PLC......................................    Irish Republic           247,600                2,777,265
Bank of Ireland.............................................    Irish Republic         2,265,474               22,438,601
Commercial Federal Corp. ...................................    United States          2,161,342               49,927,000
Dime Bancorp Inc. ..........................................    United States            240,545                8,960,301
*Dime Bancorp Inc., wts. ...................................    United States            296,485                   83,016
Greenpoint Financial Corp. .................................    United States            516,818               19,845,811
*Nippon Investment Partners, LP.............................    United States         10,862,000               10,862,000
U.S. Bancorp................................................    United States            939,237               21,405,211
                                                                                                           --------------
                                                                                                              136,299,205
                                                                                                           --------------
BEVERAGES 1.2%
Brown-Forman Corp., A.......................................    United States            145,135                9,513,599
Brown-Forman Corp., B.......................................    United States            563,860               36,053,208
Coca-Cola West Japan Co. Ltd. ..............................        Japan                510,400               10,517,383
                                                                                                           --------------
                                                                                                               56,084,190
                                                                                                           --------------
*BUILDING PRODUCTS .3%
American Standard Cos. Inc. ................................    United States            207,025               12,442,202
                                                                                                           --------------
CHEMICALS 1.8%
Agrium Inc. ................................................        Canada               783,400                7,748,309
Agrium Inc., fgn. ..........................................        Canada               953,300                9,533,000
Akzo Nobel NV...............................................     Netherlands             406,835               17,220,238
Imperial Chemical Industries PLC............................    United Kingdom         2,964,316               17,384,184
Imperial Chemical Industries PLC, ADR.......................    United Kingdom            37,300                  885,875
*Syngenta AG................................................     Switzerland             665,526               34,823,066
                                                                                                           --------------
                                                                                                               87,594,672
                                                                                                           --------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     SHARES/
                                                                   COUNTRY           WARRANTS                  VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
COMMERCIAL SERVICES & SUPPLIES 1.4%
*Cendant Corp. .............................................    United States          1,536,485           $   29,961,457
Galileo International Inc. .................................    United States            567,535               18,444,887
Waste Management Inc. ......................................    United States            676,940               20,863,291
                                                                                                           --------------
                                                                                                               69,269,635
                                                                                                           --------------
*COMPUTERS & PERIPHERALS .6%
Apple Computer Inc. ........................................    United States          1,197,735               27,847,339
Decisionone Corp. ..........................................    United States            278,121                  834,363
                                                                                                           --------------
                                                                                                               28,681,702
                                                                                                           --------------
CONSTRUCTION MATERIALS .4%
RMC Group PLC...............................................    United Kingdom         2,023,909               19,497,337
                                                                                                           --------------
CONTAINERS & PACKAGING 1.1%
Jefferson Smurfit Group PLC.................................    United Kingdom        12,371,855               22,879,911
Kinnevik AB, B..............................................        Sweden             1,490,028               30,798,854
                                                                                                           --------------
                                                                                                               53,678,765
                                                                                                           --------------
DIVERSIFIED FINANCIALS 7.9%
Bear Stearns Cos. Inc. .....................................    United States            960,872               56,662,622
*Berkshire Hathaway Inc., A.................................    United States                628               43,583,200
*Berkshire Hathaway Inc., B.................................    United States             19,900               45,770,000
Heller Financial Inc. ......................................    United States          1,310,120               52,404,800
Household International Inc. ...............................    United States            446,081               29,753,603
Irish Life & Permanent PLC..................................    Irish Republic         2,519,079               28,997,077
JP Morgan Chase & Co. ......................................    United States            728,970               32,512,062
JZ Equity Partners PLC......................................    United Kingdom         2,347,200                6,073,817
Lehman Brothers Holdings Inc. ..............................    United States            202,640               15,755,260
Metris Cos. Inc. ...........................................    United States          1,262,010               42,542,357
*MFN Financial Corp. .......................................    United States            380,744                2,788,950
Stilwell Financial Inc. ....................................    United States            680,660               22,842,950
*Value Catalyst Fund Ltd. ..................................    Cayman Islands            30,000                3,479,100
                                                                                                           --------------
                                                                                                              383,165,798
                                                                                                           --------------
DIVERSIFIED TELECOMMUNICATION SERVICES 7.9%
Alltel Corp. ...............................................    United States            402,385               24,650,105
*AT&T Corp. ................................................    United States          3,467,787               76,291,314
BellSouth Corp. ............................................    United States          1,023,000               41,196,210
British Telecommunications PLC..............................    United Kingdom         3,740,059               23,511,467
Qwest Communications International Inc. ....................    United States            781,800               24,915,966
Sprint Corp. FON Group......................................    United States          2,424,800               51,793,728
Telephone & Data Systems Inc. ..............................    United States          1,254,420              136,418,175
                                                                                                           --------------
                                                                                                              378,776,965
                                                                                                           --------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     SHARES/
                                                                   COUNTRY           WARRANTS                  VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRIC UTILITIES 1.1%
E.On AG.....................................................       Germany               296,280           $   15,400,029
Endesa SA...................................................        Spain              1,147,908               18,307,912
Endesa SA, ADR..............................................        Spain                 51,690                  820,837
PG & E Corp. ...............................................    United States          1,545,015               17,304,168
                                                                                                           --------------
                                                                                                               51,832,946
                                                                                                           --------------
*FOOD & DRUG RETAILING .1%
Brunos Inc., unit ..........................................    United States             62,735                6,273,500
Homeland Holdings Corp. ....................................    United States             48,591                   11,565
                                                                                                           --------------
                                                                                                                6,285,065
                                                                                                           --------------
FOOD PRODUCTS 2.0%
Cadbury Schweppes PLC.......................................    United Kingdom         1,573,090               10,608,059
CSM NV......................................................     Netherlands             842,903               17,589,170
Farmer Brothers Co. ........................................    United States             93,236               21,723,988
*Kraft Foods Inc. ..........................................    United States            330,410               10,242,710
Ralston-Ralston Purina Group................................    United States            656,950               19,721,639
Weetabix Ltd., A............................................    United Kingdom           449,225               18,163,332
                                                                                                           --------------
                                                                                                               98,048,898
                                                                                                           --------------
HEALTH CARE PROVIDERS & SERVICES 1.5%
CIGNA Corp. ................................................    United States            171,905               16,471,937
+*Kindred Healthcare Inc. ..................................    United States            766,537               34,954,087
+*Kindred Healthcare Inc., Series A, wts., 4/20/06..........    United States            121,432                2,076,487
+*Kindred Healthcare Inc., Series B, wts., 4/20/06..........    United States            303,580                4,614,416
*Wellpoint Health Networks Inc. ............................    United States            153,905               14,504,007
                                                                                                           --------------
                                                                                                               72,620,934
                                                                                                           --------------
HOTELS RESTAURANTS & LEISURE 1.5%
+*Fine Host Corp. ..........................................    United States            507,977                4,571,793
P & O Princess Cruises PLC..................................    United Kingdom         2,835,175               14,752,830
*Park Place Entertainment Corp. ............................    United States          3,413,000               41,297,300
Starwood Hotels & Resorts Worldwide Inc. ...................    United States            309,930               11,554,190
                                                                                                           --------------
                                                                                                               72,176,113
                                                                                                           --------------
HOUSEHOLD PRODUCTS .5%
Kimberly-Clark Corp. .......................................    United States            407,735               22,792,386
                                                                                                           --------------
INDUSTRIAL CONGLOMERATES 1.4%
Remgro Ltd. ................................................     South Africa          1,825,152               13,086,286
Tyco International Ltd. ....................................    United States            981,695               53,502,377
                                                                                                           --------------
                                                                                                               66,588,663
                                                                                                           --------------
INSURANCE 4.2%
*Alleghany Corp. ...........................................    United States            150,613               30,574,439
Allmerica Financial Corp. ..................................    United States            504,910               29,032,325

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     SHARES/
                                                                   COUNTRY           WARRANTS                  VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE (CONT.)
MBIA Inc. ..................................................    United States            545,850           $   30,392,928
Old Republic International Corp. ...........................    United States          1,085,230               31,471,670
Radian Group Inc. ..........................................    United States            497,820               20,136,819
White Mountains Insurance Group Inc. .......................    United States            154,381               58,085,851
                                                                                                           --------------
                                                                                                              199,694,032
                                                                                                           --------------
*MACHINERY .1%
(R)Lancer Industries Inc., B................................    United States                  1                  846,154
Mueller Industries Inc. ....................................    United States            149,060                4,905,565
                                                                                                           --------------
                                                                                                                5,751,719
                                                                                                           --------------
MARINE .3%
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom         3,427,345               12,821,334
                                                                                                           --------------
MEDIA 13.1%
Asatsu DK Inc. .............................................        Japan                600,285               12,177,045
*AT&T Corp. -- Liberty Media Group, A.......................    United States          4,437,801               77,617,139
*Clear Channel Communications Inc. .........................    United States            255,810               16,039,287
Dow Jones & Co. Inc. .......................................    United States            187,600               11,201,596
*Fox Entertainment Group Inc., A............................    United States            734,015               20,479,019
*General Motors Corp., H....................................    United States          2,572,581               52,094,765
Lagardere SCA...............................................        France             1,868,848               87,962,912
Meredith Corp. .............................................    United States            641,200               22,961,372
*Modern Times Group AB......................................        Sweden               287,550                6,471,978
NV Holdingsmig de Telegraaf.................................     Netherlands           1,248,383               22,193,100
Rogers Communications Inc., B...............................        Canada             1,582,340               23,626,663
Scripps Co., A..............................................    United States          1,086,825               74,990,925
United Business Media PLC...................................    United Kingdom         3,742,785               30,424,011
*USA Networks Inc. .........................................    United States          1,536,630               43,317,600
*Valassis Communications Inc. ..............................    United States            645,450               23,107,110
Vivendi Universal SA........................................        France               560,386               32,661,945
Washington Post Co., B......................................    United States            131,022               75,206,628
                                                                                                           --------------
                                                                                                              632,533,095
                                                                                                           --------------
METALS & MINING
Philip Services Corp. ......................................        Canada               223,994                  637,254
                                                                                                           --------------
MULTILINE RETAIL 3.8%
*Federated Department Stores Inc. ..........................    United States          2,805,905              119,250,963
May Department Stores Co. ..................................    United States            970,590               33,252,413
Sears, Roebuck & Co. .......................................    United States            761,995               32,240,008
                                                                                                           --------------
                                                                                                              184,743,384
                                                                                                           --------------
MULTI-UTILITIES .6%
Suez SA.....................................................        France               920,210               29,602,021
                                                                                                           --------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     SHARES/
                                                                   COUNTRY           WARRANTS                  VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
OIL & GAS 1.0%
Burlington Resources Inc. ..................................    United States            368,040           $   14,703,198
Conoco Inc., A..............................................    United States            617,430               17,411,526
Tosco Corp. ................................................    United States            341,900               15,060,695
                                                                                                           --------------
                                                                                                               47,175,419
                                                                                                           --------------
PAPER & FOREST PRODUCTS 2.8%
Abitibi-Consolidated Inc. ..................................        Canada             5,662,570               43,282,691
International Paper Co. ....................................    United States          1,373,215               49,023,776
Mead Corp. .................................................    United States          1,271,424               34,506,447
Rayonier Inc. ..............................................    United States            183,450                8,521,252
                                                                                                           --------------
                                                                                                              135,334,166
                                                                                                           --------------
PHARMACEUTICALS 1.8%
Merck & Co. Inc. ...........................................    United States            221,280               14,142,005
Santen Pharmaceutical Co. Ltd. .............................        Japan              1,573,600               29,965,523
Schering-Plough Corp. ......................................    United States            434,680               15,752,803
Taisho Pharmaceutical Co. Ltd. .............................        Japan                567,980               10,679,226
Takeda Chemical Industries Ltd. ............................        Japan                395,310               18,383,563
                                                                                                           --------------
                                                                                                               88,923,120
                                                                                                           --------------
REAL ESTATE 3.2%
*Alexander's Inc. ..........................................    United States             46,300                2,782,630
*Canary Wharf Group PLC.....................................    United Kingdom        14,306,900              111,467,704
Cheung Kong Holdings Ltd. ..................................      Hong Kong              664,650                7,243,074
*HomeFed Corp. .............................................    United States            269,405                  255,935
(R)*Security Capital European Realty........................      Luxembourg             488,750                7,631,831
St. Joe Co. ................................................    United States            401,898               10,807,037
Trizec Hahn Corp. ..........................................        Canada               281,110                5,113,391
Ventas Inc. ................................................    United States          1,009,500               11,054,025
                                                                                                           --------------
                                                                                                              156,355,627
                                                                                                           --------------
ROAD & RAIL 2.2%
Burlington Northern Santa Fe Corp. .........................    United States            635,715               19,179,522
Canadian National Railway Co. ..............................        Canada               244,245                9,885,034
Florida East Coast Industries Inc., A.......................    United States          1,275,400               45,149,160
Florida East Coast Industries Inc., B.......................    United States            214,536                7,573,121
Railtrack Group PLC.........................................    United Kingdom         4,968,362               23,337,453
                                                                                                           --------------
                                                                                                              105,124,290
                                                                                                           --------------
*SEMICONDUCTOR EQUIPMENT & PRODUCTS .5%
Agere Systems Inc., A.......................................    United States          3,267,595               24,506,962
                                                                                                           --------------
SOFTWARE .3%
Autodesk Inc. ..............................................    United States            344,790               12,860,667
                                                                                                           --------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     SHARES/
                                                                   COUNTRY           WARRANTS                  VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
SPECIALTY RETAIL 1.2%
GIB Group SA................................................       Belgium               481,529           $   19,464,652
*Payless Shoesource Inc. ...................................    United States            393,405               25,453,304
*Zale Corp. ................................................    United States            313,440               10,562,928
                                                                                                           --------------
                                                                                                               55,480,884
                                                                                                           --------------
TEXTILES & APPAREL .6%
Compagnie Financiere Richemont AG, A........................     Switzerland              11,575               29,364,934
                                                                                                           --------------
TOBACCO 3.0%
*Altadis SA.................................................        Spain              3,448,798               49,165,524
British American Tobacco PLC................................    United Kingdom         5,333,328               40,502,871
British American Tobacco PLC, ADR...........................    United Kingdom            59,600                  941,680
Gallaher Group PLC..........................................    United Kingdom         4,333,905               27,244,614
Gallaher Group PLC, ADR.....................................    United Kingdom           177,500                4,419,750
Philip Morris Cos. Inc. ....................................    United States            453,800               23,030,350
                                                                                                           --------------
                                                                                                              145,304,789
                                                                                                           --------------
WIRELESS TELECOMMUNICATION SERVICES .9%
AT&T Wireless Group.........................................    United States          1,870,285               30,579,160
*U.S. Cellular Corp. .......................................    United States            212,070               12,225,836
                                                                                                           --------------
                                                                                                               42,804,996
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $2,819,574,856)...................                                                3,097,912,785
                                                                                                           --------------
PREFERRED STOCKS 1.0%
Finova Finance Trust, 5.50%, cvt., pfd. ....................    United States            131,880                4,434,465
Henkel KGAA, pfd. ..........................................       Germany               194,936               11,304,034
(R)White Mountains Insurance Group Inc., cvt., pfd. ........    United States            100,000               33,862,500
                                                                                                           --------------
TOTAL PREFERRED STOCKS (COST $33,497,911)...................                                                   49,600,999
                                                                                                           --------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                  --------------
CORPORATE BONDS & NOTES 2.3%
Arch Wireless Inc., Tranche B-1, Term Loan 6/30/06..........    United States     $   13,143,989                7,229,194
DecisionOne Corp., Term Loan................................    United States         10,507,782                7,880,836
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom         4,047,387 GBP            2,732,183
  Participating Loan Note, 4/30/40..........................    United Kingdom           858,000 GBP              518,859
Eurotunnel PLC:
  12/31/25, Tier 3..........................................    United Kingdom         4,654,085 GBP            4,516,242
  12/31/50, Resettable Advance R5...........................    United Kingdom         7,081,772 GBP            3,809,493
  Stabilization Advance S8, Tier 1..........................    United Kingdom         3,025,319 GBP            1,170,032
  Stabilization Advance S8, Tier 2..........................    United Kingdom         2,550,781 GBP              860,951
Eurotunnel SA:
  7/07/02, Tier 1 (Pibor)...................................        France               122,451 EUR               92,776
  7/07/02, Tier 3 (Pibor)...................................        France             1,048,273 EUR              594,566

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**                  VALUE
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
  12/31/12, Tier 1 (Libor)..................................        France               756,258 EUR       $      572,986
  12/31/25, Tier 3 (Libor)..................................        France             6,970,251 EUR            3,953,430
  12/31/50, Resettable Advance R4...........................        France            10,745,948 EUR            3,479,581
  Stabilization Advance S6, Tier 1 (Pibor)..................        France               903,652 EUR              210,371
  Stabilization Advance S6, Tier 2 (Pibor)..................        France             2,774,087 EUR              563,614
  Stabilization Advance S7, Tier 1 (Pibor)..................        France             1,875,101 EUR              436,524
Fremont General Corp., Series B, 7.875%, 3/17/09............    United States          1,430,000                1,051,050
+Kindred Healthcare Operating Inc., senior secured note,
  FRN, 4/18/08..............................................    United States         16,589,942               15,677,495
Meditrust Corp., 7.114%, 8/15/04............................    United States          1,165,000                1,089,275
Philip Services Corp.:
  PIK, 10.00%, 5/01/05......................................        Canada             1,024,879                  614,927
  PIK, 6.00%, 4/15/10.......................................        Canada                 7,356                      221
  Senior Term Debt, 9.00%, 5/01/05..........................        Canada             1,852,805                1,204,324
Service Corp. International:
  6.30%, 3/15/03............................................    United States          6,055,000                5,721,975
  7.375%, 4/15/04...........................................    United States          3,495,000                3,206,663
  6.00%, 12/15/05...........................................    United States          9,000,000                7,515,000
  7.20%, 6/01/06............................................    United States            655,000                  566,575
  6.875%, 10/01/07..........................................    United States          3,150,000                2,614,500
  6.50%, 3/15/08............................................    United States          2,495,000                1,996,000
  7.70%, 4/15/09............................................    United States          8,235,000                6,876,225
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States          8,826,000                7,678,620
Xerox Credit Corp.:
  0.80%, 12/16/02...........................................    United States      1,200,000,000 JPY            7,841,565
  1.50%, 6/06/05............................................    United States      1,100,000,000 JPY            6,085,632
  2.00%, 6/06/07............................................    United States        700,000,000 JPY            3,479,795
                                                                                                           --------------
TOTAL CORPORATE BONDS & NOTES (COST $100,977,999)...........                                                  111,841,480
                                                                                                           --------------
*BONDS & NOTES IN REORGANIZATION 7.5%
Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11.........    United States            420,000                  273,000
Altos Hornos de Mexico SA:
  cvt., 5.50%, 12/15/01.....................................        Mexico               200,000                   58,000
  Series A, 11.375%, 4/30/02................................        Mexico             3,191,000                  925,390
  Series B, 11.875%, 4/30/04................................        Mexico             3,520,000                1,020,800
  Tranche A, Term Loan......................................        Mexico             1,158,150                  335,863
Barings BV, zero cpn., 1/22/01..............................     Netherlands          25,350,000               16,604,250
Dow Corning Corp.:
  8.55%, 3/01/01............................................    United States          1,100,000                1,710,500
  9.38%, 2/01/08............................................    United States            790,000                1,319,300
  8.15%, 10/15/29...........................................    United States          7,050,000               10,733,625
  9.50%, 8/10/95............................................    United States            350,000                  511,000
  9.30%, 1/27/98............................................    United States          1,835,000                3,064,450
  Bank Claim................................................    United States          7,677,843               11,056,094
  Bank Debt.................................................    United States          2,070,704                2,981,814
  Bank Debt #1..............................................    United States          2,850,000                4,161,000

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**                  VALUE
-------------------------------------------------------------------------------------------------------------------------
*BONDS & NOTES IN REORGANIZATION (CONT.)
Edison International:
  zero cpn., 1/22/01........................................    United States     $    1,050,000           $      777,000
  FRN, 6.5638%, 11/01/01....................................    United States            215,000                  202,100
  6.875%, 9/15/04...........................................    United States         14,675,000               11,593,250
Eli Jacobs, Bank Claim......................................    United States         25,305,910                  253,059
Finova Capital Corp.:
  FRN, 6.525%, 5/01/01......................................    United States          1,020,000                  958,800
  FRN, 5.5675%, 8/14/01.....................................    United States          1,030,000                  968,200
  5.875%, 10/05/01..........................................    United States          2,050,000                1,927,000
  9.125%, 2/27/02...........................................    United States            500,000                  470,000
  6.12%, 5/28/02............................................    United States            640,000                  601,600
  6.50%, 7/28/02............................................    United States            226,000                  212,440
  6.39%, 10/08/02...........................................    United States          1,070,000                1,005,800
  6.25%, 11/01/02...........................................    United States          4,350,000                4,089,000
  6.54%, 11/15/02...........................................    United States            355,000                  333,700
  5.99%, 1/10/03............................................    United States            500,000                  470,000
  6.11%, 2/18/03............................................    United States         17,715,000               16,652,100
  6.15%, 3/31/03............................................    United States            430,000                  404,200
  FRN, 6.91%, 6/18/03.......................................    United States          1,500,000                1,410,000
  7.30%, 9/22/03............................................    United States         11,120,000               10,452,800
  6.33%, 11/24/03...........................................    United States            840,000                  789,600
  6.00%, 1/07/04............................................    United States          1,495,000                1,405,300
  6.125%, 3/15/04...........................................    United States          8,265,000                7,769,100
  7.125%, 5/17/04...........................................    United States          2,950,000                2,773,000
  6.90%, 6/19/04............................................    United States          3,600,000                3,384,000
  7.0638%, 9/23/04..........................................    United States            635,000                  596,900
  7.429%, 10/14/04..........................................    United States            830,000                  780,200
  7.25%, 11/08/04...........................................    United States         25,770,000               24,223,800
  6.375%, 5/15/05...........................................    United States          3,095,000                2,909,300
  6.71%, 11/07/05...........................................    United States          1,450,000                1,363,000
  7.40%, 5/06/06............................................    United States          1,090,000                1,024,600
  7.25%, 7/12/06............................................    United States          3,050,000                2,867,000
  7.40%, 6/01/07............................................    United States            250,000                  235,000
  6.75%, 3/09/09............................................    United States          5,005,000                4,704,700
  7.625%, 9/21/09...........................................    United States          6,930,000                6,514,200
  Revolver 1................................................    United States          4,819,000                4,529,860
  Revolver 2................................................    United States          2,686,000                2,524,840
  Revolver 3................................................    United States          5,373,000                5,050,620
Genesis Health Ventures Inc.:
  Revolver..................................................    United States          1,075,000                  741,750
  Term Loan A...............................................    United States            553,132                  381,661
  Term Loan B...............................................    United States          2,784,471                1,921,285
  Term Loan C...............................................    United States          2,776,586                1,915,844
Greyhound Financial Corp.:
  7.25%, 4/01/01............................................    United States            430,000                  404,200
  Series B, 7.82%, 1/27/03..................................    United States            640,000                  601,600

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**                  VALUE
-------------------------------------------------------------------------------------------------------------------------
*BONDS & NOTES IN REORGANIZATION (CONT.)
Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States     $    3,775,000           $    2,453,750
  8.70%, 6/15/22............................................    United States          3,460,000                2,249,000
  7.25%, 12/15/25...........................................    United States          5,165,000                3,357,250
  6.875%, 2/15/27...........................................    United States          4,430,000                2,879,500
  Revolver..................................................    United States          5,708,150                3,710,298
Integrated Health Services Inc.:
  Revolver..................................................    United States         21,191,165               12,502,787
  Tranche B, Term Loan......................................    United States         22,765,245               13,431,495
  Tranche C, Term Loan......................................    United States          8,269,475                4,878,990
Laidlaw Inc.:
  7.70%, 8/15/02............................................        Canada             6,680,000                3,239,800
  7.05%, 5/15/03............................................        Canada             4,070,000                1,973,950
  6.65%, 10/01/04...........................................        Canada               210,000                   99,750
  7.875%, 4/15/05...........................................        Canada             3,755,000                1,821,175
  6.50%, 5/01/05............................................        Canada             3,180,000                1,510,500
  7.65%, 5/15/06............................................        Canada             2,265,000                1,098,525
  6.70%, 5/01/08............................................        Canada             2,845,000                1,351,375
  8.75%, 4/15/25............................................        Canada             3,584,000                1,738,240
  6.72%, 10/01/27...........................................        Canada             7,965,000                3,783,375
  Revolver..................................................        Canada            16,179,266                8,251,425
Loewen Group Inc.:
  144A, 6.70%, 10/01/99.....................................        Canada            10,455,000                5,541,150
  Revolver..................................................        Canada             6,748,035                4,386,223
  Series 5, 6.10%, 10/01/02.................................        Canada             7,210,000CAD             2,898,063
  Term Loan.................................................        Canada             1,078,000                  700,700
Loewen Group International Inc.:
  Series 3, 7.50%, 4/15/01..................................        Canada             3,505,000                2,138,050
  Series 3, 7.75%, 10/15/01.................................        Canada             2,620,000                1,493,400
  Series 2, 8.25%, 4/15/03..................................        Canada             2,670,000                1,628,700
  Series 6, 7.20%, 6/01/03..................................        Canada            17,605,000                9,330,650
  Series 4, 8.25%, 10/15/03.................................        Canada             3,910,000                2,228,700
  Series 7, 7.60%, 6/01/08..................................        Canada            13,065,000                6,924,450
Multicare Companies Inc.:
  Revolver..................................................    United States            553,035                  420,307
  Term Loan A...............................................    United States            662,281                  503,333
  Term Loan B...............................................    United States          2,674,910                2,032,930
  Term Loan C...............................................    United States            887,340                  674,378
Optel Inc.:
  13.00%, 2/15/05...........................................    United States          7,135,000                2,532,925
  11.50%, 7/01/08...........................................    United States            275,000                   97,625
PG & E Corp.:
  Commercial Paper, 1/18/01.................................    United States            835,000                  576,150
  Commercial Paper, 1/30/01.................................    United States            415,000                  286,350
  Commercial Paper, 2/16/01.................................    United States          1,260,000                  869,400
  FRN, 144A, 7.575%, 10/31/01...............................    United States         17,156,000               12,523,880
  MTN, 5.94%, 10/07/03......................................    United States          1,050,000                  766,500

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**                  VALUE
-------------------------------------------------------------------------------------------------------------------------
*BONDS & NOTES IN REORGANIZATION (CONT.)
  7.375%, 11/01/05..........................................    United States     $   20,804,000           $   15,186,920
  6.75%, 10/01/23...........................................    United States            215,000                  180,600
Port Seattle Wash Indl Dv Cpt Proj., 6.00%, 12/01/17........    United States            225,000                  146,250
Pratama Datakom Asia BV:
  144A, 12.75%, 7/15/05.....................................      Indonesia            8,875,000                  976,250
  Reg S, 12.75%, 7/15/05....................................      Indonesia            1,730,000                  190,300
Safety Kleen Corp.:
  9.25%, 5/15/09............................................    United States            630,000                       63
  Bank Claim................................................        Canada               554,064 CAD              136,910
  Revolver..................................................    United States          1,944,570                  729,214
  Term Loan A...............................................    United States          3,050,793                1,144,047
  Term Loan B...............................................    United States          4,046,563                1,517,461
  Term Loan C...............................................    United States          4,046,563                1,517,461
Safety Kleen Services, 9.25%, 6/01/08.......................    United States             50,000                        5
SFC New Holdings Inc., PIK, 13.25%, 8/15/03.................    United States         14,542,000                  654,390
Southern California Edison Co.:
  FRN, 6.5138%, 5/01/02.....................................    United States          5,220,000                3,888,900
  7.20%, 11/03/03...........................................    United States         22,175,000               16,520,375
  6.375%, 1/15/06...........................................    United States            620,000                  424,700
  7.125%, 7/15/25...........................................    United States            525,000                  423,125
United Companies Financial Corp., Revolver..................    United States         28,431,827                  710,796
                                                                                                           --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $296,077,810)...                                                  360,190,311
                                                                                                           --------------
                                                                                  SHARES/PRINCIPAL
                                                                                      AMOUNT**
                                                                                  ----------------
COMPANIES IN LIQUIDATION
*City Investing Company Liquidating Trust...................    United States             406,187                   609,281
*MBOP Liquidating Trust.....................................    United States             205,135                   102,568
Nippon Credit Bank Ltd., Bank Claim.........................        Japan             584,315,313 JPY                46,850
Nippon Total Finance, Bank Claim............................        Japan             555,103,510 JPY                17,803
                                                                                                             --------------
TOTAL COMPANIES IN LIQUIDATION (COST $115,661)..............                                                        776,502
                                                                                                             --------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                   COUNTRY            AMOUNT**                   VALUE
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES 11.3%...................................
Federal Home Loan Bank, 3.51% to 6.14%, with maturities to
  1/04/02...................................................    United States      $  167,000,000            $  166,114,577
(b)Federal Home Loan Mortgage Corp., 3.51% to 6.16%, with
  maturities to 3/22/02.....................................    United States          80,756,000                79,542,237
(b)Federal National Mortgage Association, 3.51% to 6.43%,
  with maturities to 6/14/02................................    United States         303,010,000               299,606,744
                                                                                                             --------------
TOTAL GOVERNMENT AGENCIES (COST $543,213,101)...............                                                    545,263,558
                                                                                                             --------------
                                                                                       SHARES
                                                                                  ----------------
(a)SHORT TERM INVESTMENT (COST $25,112,276) .5%
Franklin Institutional Fiduciary Trust Money Market
  Portfolio.................................................    United States          25,112,276                25,112,276
                                                                                                             --------------
TOTAL INVESTMENTS (COST $3,818,569,614) 99.3%...............                                                  4,790,697,911
SECURITIES SOLD SHORT (.4%).................................                                                    (20,056,140)
NET EQUITY IN FORWARD CONTRACTS .4%.........................                                                     21,171,213
OTHER ASSETS, LESS LIABILITIES .7%..........................                                                     33,014,465
                                                                                                             --------------
TOTAL NET ASSETS 100.0%.....................................                                                 $4,824,827,449
                                                                                                             ==============
SECURITIES SOLD SHORT
ISSUER                                                             COUNTRY                 SHARES                     VALUE
---------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co. .....................................    United States             273,600            $   15,595,200
Washington Mutual Inc. .....................................    United States             118,800                 4,460,940
                                                                                                             --------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $20,229,233)..........                                                 $   20,056,140
                                                                                                             ==============

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
EUR -- European Unit
GBP -- British Pound
JPY -- Japanese Yen

*Non-incoming producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(a)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc., an affiliate of Franklin Resources Inc.
(b)See note 1(e) regarding securities segregated with broker for securities sold short.
(R)See note 7 regarding restricted securities.
+See note 8 regarding holdings of 5% voting securities.
                       See Notes to Financial Statements.
 26

MUTUAL BEACON FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $3,778,467,702)................    $4,728,803,633
  Non controlled affiliates (cost $40,101,912)..............        61,894,278    $4,790,697,911
                                                                --------------
 Cash.......................................................                           9,623,215
 Receivables:
  Investment securities sold................................                          42,259,817
  Capital shares sold.......................................                           6,545,438
  Dividends and interest....................................                           5,305,997
 Unrealized gain on forward exchange contracts (Note 6).....                          22,602,349
 Deposits with broker for securities sold short.............                           1,350,881
                                                                                  --------------
      Total assets..........................................                       4,878,385,608
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          23,108,530
  Capital shares redeemed...................................                           3,904,653
  To affiliates.............................................                           4,665,580
 Securities sold short, at value (proceeds $20,229,233).....                          20,056,140
 Unrealized loss on forward exchange contracts (Note 6).....                           1,431,136
 Accrued expenses...........................................                             392,120
                                                                                  --------------
      Total liabilities.....................................                          53,558,159
                                                                                  --------------
Net assets, at value........................................                      $4,824,827,449
                                                                                  ==============
Net assets consist of:
 Undistributed net investment income........................                      $    7,341,842
 Net unrealized appreciation................................                         993,472,603
 Accumulated net realized gain..............................                         271,718,247
 Capital shares.............................................                       3,552,294,757
                                                                                  --------------
Net assets, at value........................................                      $4,824,827,449
                                                                                  ==============

MUTUAL BEACON FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 2001 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
  Net asset value per share ($3,352,282,019/229,473,010 shares
  outstanding)...............................................................                          $14.61
                                                                                               ==============
CLASS A:
 Net asset value per share ($947,286,042/65,132,746 shares outstanding)......                          $14.54
                                                                                               ==============
 Maximum offering price per share ($14.54/94.25%)............................                          $15.43
                                                                                               ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($41,251,297/2,879,567 shares outstanding)*................................                          $14.33
                                                                                               ==============
CLASS C:
 Net asset value per share ($484,008,091/33,531,428 shares outstanding)*.....                          $14.43
                                                                                               ==============
 Maximum offering price per share ($14.43/99.00%)............................                          $14.58
                                                                                               ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 28

MUTUAL BEACON FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $1,515,061)
 Dividends..................................................    $ 27,724,403
 Interest...................................................      25,171,486
                                                                ------------
      Total investment income...............................                    $ 52,895,889
Expenses:
 Management fees (Note 3)...................................      13,486,323
 Administrative fees (Note 3)...............................       1,749,661
 Distribution fees (Note 3)
  Class A...................................................       1,473,433
  Class B...................................................         133,261
  Class C...................................................       2,218,484
 Transfer agent fees (Note 3)...............................       1,970,500
 Custodian fees.............................................         155,500
 Reports to shareholders....................................          22,500
 Registration and filing fees...............................          61,500
 Professional fees..........................................         178,200
 Directors' fees and expenses...............................          87,100
 Dividends for securities sold short........................         260,328
 Other......................................................          24,900
                                                                ------------
      Total expenses........................................                      21,821,690
                                                                                ------------
            Net investment income...........................                      31,074,199
                                                                                ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     220,328,611
  Foreign currency transactions.............................      21,708,284
                                                                ------------
      Net realized gain.....................................                     242,036,895
 Net unrealized appreciation on:
 Investments................................................     159,531,998
 Translation of assets and liabilities denominated in
  foreign currencies........................................      55,903,454
                                                                ------------
      Net unrealized appreciation...........................                     215,435,452
                                                                                ------------
Net realized and unrealized gain............................                     457,472,347
                                                                                ------------
Net increase in net assets resulting from operations........                    $488,546,546
                                                                                ============

                       See Notes to Financial Statements.

MUTUAL BEACON FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 2000
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   31,074,199         $   57,624,040
  Net realized gain from investments and foreign currency
   transactions.............................................        242,036,895            654,809,042
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................        215,435,452           (172,533,576)
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        488,546,546            539,899,506

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................         (7,427,029)           (90,757,683)
   Class A..................................................         (1,876,289)           (19,769,078)
   Class B..................................................            (71,963)              (332,574)
   Class C..................................................           (716,179)            (8,541,438)

  Net realized gains:
   Class Z..................................................        (62,460,234)          (384,878,708)
   Class A..................................................        (17,638,010)           (94,827,449)
   Class B..................................................           (747,395)            (2,100,352)
   Class C..................................................         (9,077,318)           (53,647,952)
                                                                ----------------------------------------
 Total distributions to shareholders........................       (100,014,417)          (654,855,234)

 Capital share transactions (Note 2):
   Class Z..................................................         31,460,524            (93,326,735)
   Class A..................................................        119,138,437             17,025,227
   Class B..................................................         20,915,043             10,009,048
   Class C..................................................         27,697,625            (28,709,619)
                                                                ----------------------------------------
 Total capital share transactions...........................        199,211,629            (95,002,079)
    Net increase (decrease) in net assets...................        587,743,758           (209,957,807)

Net assets:
 Beginning of period........................................      4,237,083,691          4,447,041,498
                                                                ----------------------------------------
 End of period..............................................     $4,824,827,449         $4,237,083,691
                                                                ========================================
Undistributed net investment income included in net assets:
 End of period..............................................     $    7,341,842         $  (13,640,897)
                                                                ========================================

                       See Notes to Financial Statements.
 30

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Beacon Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities in the U.S. and other countries. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FOREIGN CURRENCY CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)


c. FOREIGN CURRENCY CONTRACTS (CONT.)

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

e. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

f. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

g. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)


g. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

h. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2001, there were 1.55 billion Fund shares authorized ($0.001 par value) of which 750 million, 300 million, 200 million, and 300 million were designated as Class Z, Class A, Class B, and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS Z SHARES:
Shares sold............................................    8,396,282    $ 118,826,572          10,621,493    $ 147,750,923
Shares issued on reinvestment of distributions.........    4,508,792       65,151,419          33,763,042      442,950,241
Shares redeemed........................................  (10,830,641)    (152,517,467)        (49,499,252)    (684,027,899)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................    2,074,433    $  31,460,524          (5,114,717)   $ (93,326,735)
                                                         =================================================================

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)


                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   12,840,489    $ 182,235,031          11,013,420    $ 153,078,632
Shares issued on reinvestment of distributions.........    1,295,847       18,647,216           8,329,643      108,901,321
Shares redeemed........................................   (5,780,118)     (81,743,810)        (17,666,421)    (244,954,726)
                                                         -----------------------------------------------------------------
Net increase...........................................    8,356,218    $ 119,138,437           1,676,642    $  17,025,227
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS B SHARES:
Shares sold............................................    1,502,280    $  21,124,385             684,210    $   9,384,735
Shares issued on reinvestment of distributions.........       53,483          757,862             177,192        2,286,269
Shares redeemed........................................      (70,172)        (967,204)           (121,472)      (1,661,956)
                                                         -----------------------------------------------------------------
Net increase...........................................    1,485,591    $  20,915,043             739,930    $  10,009,048
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS C SHARES:
Shares sold............................................    3,838,059    $  54,138,330           3,673,225    $  50,401,630
Shares issued on reinvestment of distributions.........      629,474        8,989,154           4,389,810       57,145,620
Shares redeemed........................................   (2,533,623)     (35,429,859)         (9,913,396)    (136,256,869)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................    1,933,910    $  27,697,625          (1,850,361)   $ (28,709,619)
                                                         =================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers or directors of Franklin Mutual Advisers, LLL (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00%, and 1.00% per year of the average daily net asset of Class A, Class B, and Class C shares, respectively. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the period of $175,324 and $37,632, respectively.

4. INCOME TAXES

At June 30, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,823,128,929 was as follows:

Unrealized appreciation.....................................  $1,069,075,026
Unrealized depreciation.....................................    (101,506,044)
                                                              --------------
Net unrealized appreciation.................................  $  967,568,982
                                                              ==============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, and foreign currency transactions, and losses realized subsequent to October 31 on the sales of foreign currencies.

At December 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 2000 of $224,315. For tax purposes, such losses will be reflected in the year ending December 31, 2001.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2001 aggregated $1,321,287,803 and $1,112,695,127, respectively.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

6. FORWARD CURRENCY CONTRACTS

At June 30, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                                       IN           SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                 EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                                ------------------------------------------------
     11,000,000     Hong Kong Dollars.....................................  U.S.  $  1,410,257        7/19/01    U.S.  $        97
     12,640,557     Swedish Krona.........................................           1,151,277        8/21/01                9,131
                                                                                  ------------                         -----------
                                                                            U.S.  $  2,561,534                   U.S.  $     9,228
                                                                                  ============                         -----------

CONTRACTS TO SELL:
------------------
     64,490,293     British Pounds........................................  U.S.  $ 90,760,744         7/6/01    U.S.  $    87,661
     98,568,248     British Pounds........................................         139,707,104        7/18/01            1,179,787
    103,987,789     Hong Kong Dollars.....................................          13,344,925        7/19/01               12,245
     87,572,226     European Unit.........................................          75,046,171        7/25/01              948,632
     11,423,607     Canadian Dollars......................................           7,528,733        7/31/01                5,695
     30,000,000     British Pounds........................................          42,240,000        7/31/01               98,421
    191,086,800     Swedish Krona.........................................          19,913,391        7/31/01            2,365,518
     94,524,696     European Unit.........................................          85,917,537         8/1/01            5,947,405
     86,905,057     European Unit.........................................          79,152,511         8/2/01            5,630,019
     23,000,000     British Pounds........................................          32,470,460         8/2/01              161,971
     55,460,145     European Unit.........................................          50,129,042        8/16/01            3,220,351
    198,564,642     Swedish Krona.........................................          19,075,582        8/21/01              847,273
      3,000,000     Canadian Dollars......................................           1,979,806        8/31/01                5,222
     43,816,654     European Unit.........................................          37,309,003        9/24/01              271,016
     16,970,607     British Pounds........................................          23,898,173        9/25/01              111,004
  7,496,879,677     Japanese Yen..........................................          61,074,401        9/27/01              386,892
     46,911,505     European Unit.........................................          40,579,178       11/21/01              948,658
     43,082,724     Swiss Francs..........................................          24,142,511       12/13/01               94,565
     25,000,000     European Unit.........................................          21,225,000       12/27/01              112,426
  4,551,754,635     Japanese Yen..........................................          37,377,437       12/27/01              158,360
                                                                                  ------------                         -----------
                                                                            U.S.  $902,871,709                          22,593,121
                                                                                  ============                         -----------
         Unrealized gain on forward exchange contracts....................                                       U.S.  $22,602,349
                                                                                                                       -----------

CONTRACTS TO BUY:
-----------------
   39,935,109  Hong Kong Dollars.....................................  U.S.  $  5,122,022        7/19/01    U.S.  $    (1,787)
   15,224,661  Swedish Krona.........................................           1,440,870        7/31/01              (42,759)
                                                                             ------------                         -----------
                                                                       U.S.  $  6,562,892                   U.S.  $   (44,546)
                                                                             ============                         -----------

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

6. FORWARD CURRENCY CONTRACTS (CONT.)


                                                                                       IN           SETTLEMENT         UNREALIZED
CONTRACTS TO SELL:                                                                EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                                ------------------------------------------------
      3,766,419     British Pounds........................................  U.S.  $  5,268,935        7/18/01    U.S.  $   (24,342)
     85,356,906     South African Rand....................................          10,524,507        7/23/01              (17,131)
     54,239,597     Canadian Dollars......................................          35,127,375        7/31/01             (592,212)
     45,164,488     Canadian Dollars......................................          29,228,177        8/16/01             (506,624)
     26,543,726     Canadian Dollars......................................          17,232,386        8/31/01             (238,557)
      4,240,285     Swedish Krona.........................................           2,359,122       12/13/01               (7,724)
                                                                                  ------------                         -----------
                                                                            U.S.  $ 99,740,502                          (1,386,590)
                                                                                  ============                         -----------
         Unrealized loss on forward exchange contracts....................                                              (1,431,136)
                                                                                                                       -----------
           Net unrealized gain on forward exchange contracts..............                                       U.S.  $21,171,213
                                                                                                                       ===========

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2001 are as follows:

                                                                                   ACQUISITION
NUMBER OF SHARES                              ISSUER                                  DATE           VALUE
----------------------------------------------------------------------------------------------------------
           1       Lancer Industries Inc., B...................................      8/11/89      $   846,154
     488,750       Security Capital European Realty............................      4/08/98        7,631,831
     100,000       White Mountains Insurance Group Inc., cvt., pfd. ...........      6/01/01       33,862,500
                                                                                                  -----------
TOTAL RESTRICTED SECURITIES (COST $29,780,129) (.88% OF NET ASSETS)............                   $42,340,485
                                                                                                  ===========

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

8. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 2001 were as shown below.

                                  NUMBER OF                                 NUMBER OF
                                  SHARES OR                                 SHARES OR
                                  PRINCIPAL                                 PRINCIPAL
                                 AMOUNT HELD      GROSS        GROSS       AMOUNT HELD        VALUE       INVESTMENT INCOME
        NAME OF ISSUER          DEC. 31, 2000   ADDITIONS    REDUCTIONS   JUNE 30, 2001   JUNE 30, 2001    1/01/01-6/30/01
---------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Fine Host Corp................     507,977              --          --        507,977      $ 4,571,793               --
Kindred Healthcare Inc........          --         766,537          --        766,537       34,954,087               --
Kindred Healthcare Inc.,
  Series A, wts., 4/20/06.....          --         121,432          --        121,432        2,076,487               --
Kindred Healthcare Inc.,
  Series B, wts., 4/20/06.....          --         303,580          --        303,580        4,614,416               --
Kindred Healthcare Operating
  Inc., senior secured note,
  FRN, 4/18/08................          --      16,589,942          --     16,589,942       15,677,495               --
Van Melle NV..................     821,500              --    (821,500)            --                *               --
Wellsford Real Properties
  Inc.........................     791,610              --    (791,610)            --                *               --
                                                                                          ---------------------------------
TOTAL NON CONTROLLED
  AFFILIATES..................                                                             $61,894,278       $       --
                                                                                          =================================


                                 REALIZED
                                  CAPITAL
        NAME OF ISSUER          GAIN (LOSS)
------------------------------  -----------
NON CONTROLLED AFFILIATES
Fine Host Corp................           --
Kindred Healthcare Inc........           --
Kindred Healthcare Inc.,
  Series A, wts., 4/20/06.....           --
Kindred Healthcare Inc.,
  Series B, wts., 4/20/06.....           --
Kindred Healthcare Operating
  Inc., senior secured note,
  FRN, 4/18/08................           --
Van Melle NV..................  $20,675,218
Wellsford Real Properties
  Inc.........................   (7,800,461)
                                -----------
TOTAL NON CONTROLLED
  AFFILIATES..................  $12,874,757
                                ===========

*As of June 30, 2001, no longer an affiliate.

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

One Franklin Parkway
San Mateo, CA  94403-1906




SEMIANNUAL REPORT
MUTUAL BEACON FUND

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffery Altman
Raymond Garea
Lawrence Sondike
David J. Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Beacon Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


476 S01 08/01                         [Recycle Logo] Printed on recycled paper